                              [NATIONWIDE(R) LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 1999


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE(R) LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                 [GASPER PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Variable Account-6.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.






                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                  (UNAUDITED)

ASSETS:

   Investments at market value:

      Evergreen - VA Aggressive Growth Fund (EvAggrGro) 504,228 shares (cost $6,301,472)...............       $   7,719,726

      Evergreen - VA Foundation Fund (EvFound) 6,260,901 shares (cost $84,307,185).....................          95,165,693

      Evergreen - VA Fund (EvFund) 2,747,734 shares (cost $40,123,099).................................          47,398,406

      Evergreen - VA Global Leaders Fund (EvGloLead) 1,020,641 shares (cost $12,145,555)...............          14,105,259

      Evergreen - VA Growth and Income Fund (EvGrInc) 3,870,042 shares (cost $56,633,772)..............          66,177,723

      Evergreen - VA International Growth Fund (EvIntGr) 227,540 shares (cost $2,173,678)..............           2,207,138

      Evergreen - VA Masters Fund (EvMasters) 1,114,466 shares (cost $11,111,700)......................          12,080,813

      Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI) 357,726 shares (cost $3,418,310).........           3,791,898

      Evergreen - VA Strategic Income Fund (EvStratInc) 1,530,471 shares (cost $16,006,256)............          15,763,846

      Fidelity VIP - High Income Portfolio (FidVIPHI) 196,876 shares (cost $2,413,769).................           2,222,726

      Fidelity VIP - Overseas Portfolio (FidVIPOv) 138,181 shares (cost $2,591,354)....................           2,874,171

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) 126,342 shares (cost $2,041,219)............           2,234,995

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon) 110,712 shares (cost $2,358,210)..............           2,889,578

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp) 164,162 shares (cost $3,127,467)..           3,880,800

      Nationwide SAT - Government Bond Fund (NSATGvtBd) 114,435 shares (cost $1,329,592)...............           1,273,661

      Nationwide SAT - Money Market Fund (NSATMyMkt) 6,976,283 shares (cost $6,976,283)................           6,976,283
                                                                                                              -------------

            Total assets...............................................................................         286,762,716

ACCOUNTS PAYABLE.......................................................................................              30,193
                                                                                                              -------------

CONTRACT OWNERS' EQUITY................................................................................       $ 286,732,523
                                                                                                              =============

Contract owners' equity represented by:                      UNITS       UNIT VALUE             RETURN(b)
                                                           --------      ----------             ---------

Contracts in accumulation phase:

      Evergreen - VA Aggressive Growth Fund:
         Tax qualified.................................      146,423     $ 14.816275      $ 2,169,443            12%
         Non-tax qualified.............................      271,276       14.816275        4,019,300            12%
         Initial Funding by Depositor (note 1a)........      100,000       15.310000        1,531,000            13%

      Evergreen - VA Foundation Fund:
         Tax qualified.................................    1,749,092       16.368638       28,630,254             5%
         Non-tax qualified.............................    3,960,034       16.368638       64,820,363             5%
         Initial Funding by Depositor (note 1a)........      100,000       17.154733        1,715,473             5%

      Evergreen - VA Fund:
         Tax qualified.................................      723,403       18.136099       13,119,708            13%
         Non-tax qualified.............................    1,785,226       18.136099       32,377,035            13%
         Initial Funding by Depositor (note 1a)........      100,000       19.006990        1,900,699            13%

      Evergreen - VA Global Leaders Fund:
         Tax qualified.................................      293,968       13.564543        3,987,542             8%
         Non-tax qualified.............................      642,570       13.564543        8,716,168             8%
         Initial Funding by Depositor (note 1a)........      100,000       14.016370        1,401,637             8%

      Evergreen - VA Growth and Income Fund:
         Tax qualified.................................    1,047,949       17.677539       18,525,159            10%
         Non-tax qualified.............................    2,590,825       17.677539       45,799,410            10%
         Initial Funding by Depositor (note 1a)........      100,000       18.526510        1,852,651            10%

      Evergreen - VA International Growth Fund:
         Tax qualified.................................       41,659        9.582023          399,177             3%
         Non-tax qualified.............................       87,452        9.582023          837,967             3%
         Initial Funding by Depositor (note 1a)........      100,000        9.700000          970,000             3%

      Evergreen - VA Masters Fund:
         Tax qualified.................................      242,992       10.777889        2,618,941             8%(a)
         Non-tax qualified.............................      475,595       10.777889        5,125,910             8%(a)
         Initial Funding by Depositor (note 1a)........      400,000       10.840000        4,336,000             8%(a)

      Evergreen - VA Small Cap Equity Income:
         Tax qualified.................................       70,215       10.573625          742,427            10%
         Non-tax qualified.............................      186,750       10.573625        1,974,624            10%
         Initial Funding by Depositor (note 1a)........      100,000       10.748620        1,074,862            11%

      Evergreen - VA Strategic Income Fund:
         Tax qualified.................................      455,045       10.697284        4,867,746            (2)%
         Non-tax qualified.............................      915,252       10.697284        9,790,711            (2)%
         Initial Funding by Depositor (note 1a)........      100,000       11.053890        1,105,389            (1)%

      Fidelity VIP - High Income Portfolio:
         Tax qualified.................................       37,820       12.691466          479,991             7%
         Non-tax qualified.............................      137,313       12.691466        1,742,703             7%

                                                                     (Continued)

      Fidelity VIP - Overseas Portfolio:
         Tax qualified.................................       33,844       14.303680          484,094             7%
         Non-tax qualified.............................      167,095       14.303680        2,390,073             7%

      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified.................................       34,224       15.662258          536,025             5%
         Non-tax qualified.............................      108,475       15.662258        1,698,963             5%

      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified.................................       23,652       16.766890          396,570            10%
         Non-tax qualified.............................      148,687       16.766890        2,493,019            10%

      Fidelity VIP-III - Growth Opportunities Portfolio:
         Tax qualified.................................       42,782       15.845697          677,911             6%
         Non-tax qualified.............................      202,131       15.845697        3,202,907             6%

      Nationwide SAT - Government Bond Fund:
         Tax qualified.................................        9,083       11.639261          105,719            (3)%
         Non-tax qualified.............................      100,345       11.639261        1,167,942            (3)%

      Nationwide SAT - Money Market Fund:
         Tax qualified.................................      206,798       11.273514        2,331,340             2%
         Non-tax qualified.............................      409,426       11.273514        4,615,670             2%
                                                          ==========       =========       ----------
                                                                                         $286,732,523
                                                                                         ============




(a) This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized.
(b) The period return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-6

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)


                                                                 TOTAL                            EVAGGRGRO
                                                     ------------------------------    -------------------------------
                                                          1999             1998             1999             1998
                                                     -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
Reinvested dividends ...........................   $       601,014          385,096               --               --
  Mortality, expense and administration
    charges (note 2) .............................      (1,601,066)        (832,641)         (27,373)          (8,957)
                                                     -------------    -------------    -------------    -------------
    Net investment activity ......................      (1,000,052)        (447,545)         (27,373)          (8,957)
                                                     -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ..........       7,522,559        9,343,779          189,882          539,674
  Cost of mutual fund shares sold ................      (6,571,249)      (7,473,459)        (143,576)        (516,052)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........         951,310        1,870,320           46,306           23,622
  Change in unrealized gain (loss) on investments       17,495,150        5,575,680          658,664          252,155
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............      18,446,460        7,446,000          704,970          275,777
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................         965,810          575,117               --               --
                                                     -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      18,412,218        7,573,572          677,597          266,820
                                                     -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from  contract owners      63,088,193       74,560,944        2,121,586          913,597
  Transfers between funds ........................              --               --          946,881           10,471
  Redemptions ....................................      (8,983,186)      (4,172,465)         (62,540)          (6,171)
  Contingent deferred sales charges (note 2) .....        (252,949)         (64,008)          (2,411)              --
  Adjustments to maintain reserves ...............       3,999,358           (1,686)              20              (31)
                                                     -------------    -------------    -------------    -------------
      Net equity transactions ....................      57,851,416       70,322,785        3,003,536          917,866
                                                     -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      76,263,634       77,896,357        3,681,133        1,184,686
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......     210,468,889       90,795,722        4,038,610        1,869,162
                                                     -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 286,732,523      168,692,079        7,719,743        3,053,848
                                                     =============    =============    =============    =============

                                                                 EVFOUND                          EVFUND
                                                     ------------------------------    -------------------------------
                                                          1999             1998             1999             1998
                                                     -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              --               --           74,937               --
  Mortality, expense and administration
    charges (note 2) .............................        (549,690)        (273,109)        (278,621)        (157,435)
                                                     -------------    -------------    -------------    -------------
    Net investment activity ......................        (549,690)        (273,109)        (203,684)        (157,435)
                                                     -------------    -------------    -------------    -------------


  Proceeds from mutual fund shares sold ..........          56,511        1,149,320          882,049        2,615,142
  Cost of mutual fund shares sold ................         (36,569)        (790,041)        (591,635)      (1,642,377)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........          19,942          359,279          290,414          972,765
  Change in unrealized gain (loss) on investments        4,201,774        1,959,787        4,871,665          803,478
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............       4,221,716        2,319,066        5,162,079        1,776,243
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................         198,134               --          157,626               --
                                                     -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........       3,870,160        2,045,957        5,116,021        1,618,808
                                                     -------------    -------------    -------------    -------------


EQUITY TRANSACTIONS:
  Purchase payments received from  contract owners      24,758,183       25,167,962        6,910,085       13,644,028
  Transfers between funds ........................         238,888          561,663       (1,272,820)         183,261
  Redemptions ....................................      (2,826,569)      (1,799,319)      (1,255,170)        (909,973)
  Contingent deferred sales charges (note 2) .....         (78,403)         (22,260)         (34,571)         (15,419)
  Adjustments to maintain reserves ...............             395             (158)            (944)             214
                                                     -------------    -------------    -------------    -------------
      Net equity transactions ....................      22,092,494       23,907,888        4,346,581       12,902,111
                                                     -------------    -------------    -------------    -------------


NET CHANGE IN CONTRACT OWNERS' EQUITY ............      25,962,654       25,953,845        9,462,602       14,520,919
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......      69,203,436       28,413,017       37,934,840       17,317,316
                                                     -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      95,166,090       54,366,862       47,397,442       31,838,235
                                                     =============    =============    =============    =============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              EVGLOLEAD                        EVGRINC
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      2,531            --              --              --
  Mortality, expense and administration
    charges (note 2) ............................        (69,962)        (23,620)       (404,029)       (250,811)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................        (67,431)        (23,620)       (404,029)       (250,811)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........        218,247          60,854       1,390,664       1,187,217
  Cost of mutual fund shares sold ...............       (194,339)        (52,284)       (894,381)       (755,938)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         23,908           8,570         496,283         431,279
  Change in unrealized gain (loss) on investments        973,972         451,962       5,299,628       1,782,135
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        997,880         460,532       5,795,911       2,213,414
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --           303,858            --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
      equity resulting from operations ..........        930,449         436,912       5,695,740       1,962,603
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ...............................      3,740,552       3,296,645       9,287,720      20,969,486
  Transfers between funds .......................        208,174          94,729      (2,350,889)        565,489
  Redemptions ...................................       (344,493)        (52,539)     (2,055,708)     (1,164,222)
  Contingent deferred sales charges (note 2) ....        (11,603)           (262)        (67,033)        (22,559)
  Adjustments to maintain reserves ..............             95            (335)           (502)            430
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................      3,592,725       3,338,238       4,813,588      20,348,624
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      4,523,174       3,775,150      10,509,328      22,311,227
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      9,582,173       2,898,619      55,667,892      26,779,146
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 14,105,347       6,673,769      66,177,220      49,090,373
                                                    ============    ============    ============    ============

                                                               EVINTGR                         EVMASTERS
                                                    ----------------------------   -----------------------------
                                                         1999            1998           1999            1998
                                                    ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --              --             --              --
  Mortality, expense and administration
    charges (note 2) ............................         (5,746)           --          (23,598)           --
                                                    ------------    ------------   ------------    ------------
    Net investment activity .....................         (5,746)           --          (23,598)           --
                                                    ------------    ------------   ------------    ------------

  Proceeds from mutual fund shares sold .........        131,467            --           83,903            --
  Cost of mutual fund shares sold ...............       (122,072)           --          (85,281)           --
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments .........          9,395            --           (1,378)           --
  Change in unrealized gain (loss) on investments         63,974            --          969,114            --
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments ..............         73,369            --          967,736            --
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains ......................           --              --             --              --
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
      equity resulting from operations ..........         67,623            --          944,138            --
                                                    ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ...............................        801,275            --        6,022,702            --
  Transfers between funds .......................        (72,124)           --        1,139,944            --
  Redemptions ...................................        (13,296)           --          (25,075)           --
  Contingent deferred sales charges (note 2) ....           (502)           --             (895)           --
  Adjustments to maintain reserves ..............              7            --        4,000,037            --
                                                    ------------    ------------   ------------    ------------
      Net equity transactions ...................        715,359            --       11,136,713            --
                                                    ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        782,982            --       12,080,851            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,424,162            --             --              --
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      2,207,144            --       12,080,851            --
                                                    ============    ============   ============    ============

                         NATIONWIDE VARIABLE ACCOUNT-6

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                            EVSMCAPEI                     EVSTRATINC
                                                    --------------------------    ---------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --             --
  Mortality, expense and administration
  charges (note 2) ..............................       (13,838)          (347)       (84,422)       (22,370)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................       (13,838)          (347)       (84,422)       (22,370)
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........       172,175              1        684,434        725,005
  Cost of mutual fund shares sold ...............      (172,666)            (1)      (683,347)      (706,740)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........          (491)          --            1,087         18,265
  Change in unrealized gain (loss) on investments       372,539        (20,168)      (121,243)       112,226
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       372,048        (20,168)      (120,156)       130,491
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
      equity resulting from operations ..........       358,210        (20,515)      (204,578)       108,121
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ...............................     1,130,307      1,392,397      5,564,669      5,021,220
  Transfers between funds .......................        88,097            400        (85,757)        64,034
  Redemptions ...................................       (63,506)          (437)      (666,833)       (44,832)
  Contingent deferred sales charges (note 2) ....        (2,900)          --          (26,280)          (601)
  Adjustments to maintain reserves ..............            16           --                4            (66)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................     1,152,013      1,392,360      4,785,802      5,039,755
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     1,510,223      1,371,845      4,581,224      5,147,876
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,281,690           --       11,182,622      2,204,875
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 3,791,913      1,371,845     15,763,846      7,352,751
                                                    ===========    ===========    ===========    ===========

                                                               FIDVIPHI                    FIDVIPOV
                                                    --------------------------    --------------------------
                                                         1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       192,964        166,235         44,638         51,626
  Mortality, expense and administration
  charges (note 2) ..............................       (15,335)       (16,746)       (20,061)       (20,199)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................       177,629        149,489         24,577         31,427
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........       147,462        174,595        291,700        105,569
  Cost of mutual fund shares sold ...............      (160,340)      (156,298)      (258,675)       (94,445)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (12,878)        18,297         33,025         11,124
  Change in unrealized gain (loss) on investments       (19,411)      (180,593)        75,193        205,970
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (32,289)      (162,296)       108,218        217,094
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................         7,214        105,628         71,996        152,162
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
      equity resulting from operations ..........       152,554         92,821        204,791        400,683
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ...............................       107,827        465,740         28,714         98,756
  Transfers between funds .......................       (52,049)       (73,483)      (223,105)       (50,195)
  Redemptions ...................................       (72,629)       (48,959)       (46,891)       (37,400)
  Contingent deferred sales charges (note 2) ....        (1,856)          (679)          (937)          (415)
  Adjustments to maintain reserves ..............           (14)          (351)            26           (501)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       (18,721)       342,268       (242,192)        10,245
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       133,833        435,089        (37,401)       410,928
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,088,861      2,060,711      2,911,568      2,661,194
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     2,222,694      2,495,800      2,874,167      3,072,122
                                                    ===========    ===========    ===========    ===========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                             FIDVIPAM                       FID VIPCON
                                                    --------------------------    ---------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    71,275         60,892         10,312          9,259
  Mortality, expense and administration
  charges (note 2) ..............................       (15,261)       (14,076)       (17,259)       (10,547)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................        56,014         46,816         (6,947)        (1,288)
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........       101,985         64,825         38,099         37,489
  Cost of mutual fund shares sold ...............       (90,603)       (57,828)       (26,663)       (30,011)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        11,382          6,997         11,436          7,478
  Change in unrealized gain (loss) on investments       (61,413)       (69,786)       155,448        154,562
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (50,031)       (62,789)       166,884        162,040
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        90,281        182,677         75,624         68,120
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
      equity resulting from operations ..........        96,264        166,704        235,561        228,872
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ...............................        17,281        133,070         30,316        293,988
  Transfers between funds .......................        55,962         10,870        555,724        102,428
  Redemptions ...................................       (89,015)       (52,242)       (32,197)       (11,112)
  Contingent deferred sales charges (note 2) ....        (2,636)          (663)          (677)          (277)
  Adjustments to maintain reserves ..............            12           (284)            20           (204)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       (18,396)        90,751        553,186        384,823
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        77,868        257,455        788,747        613,695
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,157,120      1,886,838      2,100,842      1,193,024
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 2,234,988      2,144,293      2,889,589      1,806,719
                                                    ===========    ===========    ===========    ===========

                                                             FIDVIPGROP                    NSATGVTBD
                                                    --------------------------    ---------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        32,669         19,139         34,398          8,404
  Mortality, expense and administration
  charges (note 2) ..............................       (24,378)       (13,775)        (9,123)        (2,000)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................         8,291          5,364         25,275          6,404
                                                    -----------    -----------    -----------    -----------


  Proceeds from mutual fund shares sold .........        65,596         58,014         95,082         21,453
  Cost of mutual fund shares sold ...............       (43,068)       (46,430)       (94,731)       (20,393)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        22,528         11,584            351          1,060
  Change in unrealized gain (loss) on investments       118,697        121,919        (63,451)         2,033
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       141,225        133,503        (63,100)         3,093
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        61,077         66,530           --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
      equity resulting from operations ..........       210,593        205,397        (37,825)         9,497
                                                    -----------    -----------    -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ...............................        42,389        720,451         18,134         18,604
  Transfers between funds .......................       474,171         48,769         (4,049)          --
  Redemptions ...................................       (45,888)       (11,460)       (72,742)       (18,808)
  Contingent deferred sales charges (note 2) ....        (1,430)          (382)        (1,866)          (402)
  Adjustments to maintain reserves ..............            36           (346)             1            (41)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       469,277        757,032        (60,522)          (647)
                                                    -----------    -----------    -----------    -----------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       679,870        962,429        (98,347)         8,850
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     3,200,948      1,509,830      1,372,008        290,314
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     3,880,818      2,472,259      1,273,661        299,164
                                                    ===========    ===========    ===========    ===========

                         NATIONWIDE VARIABLE ACCOUNT-6

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)

                                                            NSATMYMKT
                                                   ---------------------------
                                                        1999           1998
                                                    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   137,290         69,541
  Mortality, expense and administration
  charges (note 2) ..............................       (42,370)       (18,649)
                                                    -----------    -----------
    Net investment activity .....................        94,920         50,892
                                                    -----------    -----------

  Proceeds from mutual fund shares sold .........     2,973,303      2,604,621
  Cost of mutual fund shares sold ...............    (2,973,303)    (2,604,621)
                                                    -----------    -----------
    Realized gain (loss) on investments .........          --             --
  Change in unrealized gain (loss) on investments          --             --
                                                    -----------    -----------
    Net gain (loss) on investments ..............          --             --
                                                    -----------    -----------
  Reinvested capital gains ......................          --             --
                                                    -----------    -----------
      Net increase (decrease) in contract owners'
      equity resulting from operations ..........        94,920         50,892
                                                    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ...............................     2,506,455      2,425,000
  Transfers between funds .......................       352,951     (1,518,436)
  Redemptions ...................................    (1,310,633)       (14,991)
  Contingent deferred sales charges (note 2) ....       (18,949)           (89)
  Adjustments to maintain reserves ..............           148            (13)
                                                    -----------    -----------
      Net equity transactions ...................     1,529,973        891,471
                                                    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     1,624,893        942,363
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     5,322,117      1,711,676
                                                    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 6,947,010      2,654,039
                                                    ===========    ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     (a) Organization and Nature of Operations
         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On February 28, 1996, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Foundation Fund, 100,000 shares of the Evergreen - VA Fund and 100,000 shares of the Evergreen - VA Growth and Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on February 28, 1996 was $3,000,000.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Aggressive Growth Fund, 100,000 shares of the Evergreen - VA Global Leaders Fund and 100,000 shares of the Evergreen - VA Strategic Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. The value of the units purchased by the Company on March 3, 1997 was $3,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen ~- VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:
           Funds of the Evergreen Variable Trust (Evergreen);
              Evergreen - VA Aggressive Growth Fund (EvAggrGro)
              Evergreen - VA Foundation Fund (EvFound)
              Evergreen - VA Fund (EvFund)
              Evergreen - VA Global Leaders Fund (EvGloLead)
              Evergreen - VA Growth and Income Fund (EvGrInc)
              Evergreen - VA International Growth Fund (EvIntGr)
              Evergreen - VA Masters Fund (EvMasters)
              Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)
              Evergreen - VA Strategic Income Fund (EvStratInc)
           Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
           VIP);
              Fidelity VIP - High Income Portfolio (FidVIPHI)
              Fidelity VIP - Overseas Portfolio (FidVIPOv)
           Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
              Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
              Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

           Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
              Fidelity VIP-III Growth Opportunities Portfolio (FidVIPGrOp) Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
              Nationwide SAT - Government Bond Fund (NSATGvtBd)
              Nationwide SAT - Money Market Fund (NSATMyMkt)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income
         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes
         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                      --------------
                                                         Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                      Columbus, Ohio
                                                      Permit No. 521
                                                      --------------


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company